Noncontrolling Interest	12 Months Ended
Dec. 31, 2023
NONCONTROLLING INTEREST [Abstract]
Noncontrolling Interest
19.	NONCONTROLLING INTEREST
Prior to the completion of the Tencent/Sohu Sogou Share Purchase, the noncontrolling interests in the Sohu Group’s consolidated financial statements consisted of noncontrolling interests for Sogou and noncontrolling interests reflecting economic interests in Changyou’s subsidiaries held by shareholders other than Changyou. As a result of the completion of the Tencent/Sohu Sogou Share Purchase, no noncontrolling interests are recognized except for noncontrolling interests reflecting economic interests in Changyou’s subsidiaries held by shareholders other than Changyou.
Noncontrolling Interest in the Consolidated Balance Sheets
Sohu holds 100% of the combined total of Changyou’s outstanding ordinary shares, and the noncontrolling interests recognized in the Sohu Group’s consolidated balance sheets reflect economic interests in Changyou’s subsidiaries held by shareholders other than Changyou. Noncontrolling interest of Changyou of $0.3 million and $1.3 million was recognized in the Sohu Group’s consolidated balance sheets as of December 31, 2023 and 2022, respectively.
Noncontrolling Interest in the Consolidated Statements of Comprehensive Income/(Loss)
For the years ended December 31, 2023, 2022 and 2021, the Sohu Group had net loss of $0.3 million, net income of $2,000 and net income of $6.4 million, respectively, attributable to the noncontrolling interest in the consolidated statements of comprehensive income/(loss).

	Year Ended December 31,
	2021	2022	2023

Changyou	$(3)	$2	$(265)
Sogou	6,451	0	0

Total	$6,448	$2	$(265)

Noncontrolling Interest of Changyou
For the year
s
ended December 31, 2023, 2022 and 2021, respectively, net loss of $0.3 million, net income of $2,000 and net loss of $3,000, attributable to the noncontrolling interest of Changyou was recognized in the Sohu Group’s consolidated statements of comprehensive income/(loss).
Noncontrolling Interest of Sogou (Discontinued)
For the year ended December 31, 2021, net income of $6.5 million, attributable to the noncontrolling interest of Sogou that existed prior to the completion of the Tencent/Sohu Sogou Share Purchase on September 23, 2021, was recognized in the Sohu Group’s consolidated statements of comprehensive income/(loss), representing Sogou’s net income/(loss) attributable to shareholders other than Sohu.